Description of business and significant accounting policies and practices - Earnings per share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic EPS:
Net income	$ 2,162	$ 1,759	$ 2,236
Income allocated to RSUs	(37)	(31)	(35)
Income allocated to common stock for basic EPS calculation	2,125	1,728	2,201
Weighted average number of shares outstanding, basic (in shares)	1,098,000,000	1,132,000,000	1,151,000,000
Basic EPS (in dollars per share)	$ 1.94	$ 1.53	$ 1.91
Adjustment for dilutive shares:
Stock-based compensation plans (in shares)	15,000,000	14,000,000	20,000,000
Diluted EPS:
Net income	2,162	1,759	2,236
Income allocated to RSUs	(36)	(31)	(34)
Income allocated to common stock for diluted EPS calculation	$ 2,126	$ 1,728	$ 2,202
Weighted average number of shares outstanding, diluted (in shares)	1,113,000,000	1,146,000,000	1,171,000,000
Basic EPS (in dollars per share)	$ 1.91	$ 1.51	$ 1.88
Antidilutive securities excluded from computation of earnings per share, Amount (in shares)	0	52,000,000	24,000,000